TRADE AND OTHER RECEIVABLES	12 Months Ended
Jun. 30, 2021
TRADE AND OTHER RECEIVABLES [Abstract]
TRADE AND OTHER RECEIVABLES

9.        TRADE AND OTHER RECEIVABLES

		June 30,	June 30,
	Note	2021	2020
	(US$’000)
Trade receivables
Trade receivables - gross		69,715	55,862
Less: Allowance for credit losses	9.1	(2,301)	(1,877)
Trade receivables - net		67,414	53,985
Less: receivables attributable to related parties, net		(725)	(549)
Trade receivables - net closing balance		66,689	53,436

Other receivables
Prepayments		5,281	4,397
Advance Tax		4,233	1,832
VAT/Sales Tax receivables		2,947	1,651
Other receivables		1,223	923
Deposits		731	340
		14,415	9,143
		81,104	62,579

9.1.     Allowance for credit losses

	June 30,	June 30,
	2021	2020
	(US$’000)
Opening balance	1,877	2,209
Foreign exchange movements	133	(228)
Loss allowance recognized during the year	291	224
Trade receivables written off against allowance	—	(328)
Closing balance	2,301	1,877